Significant accounting estimates and judgments	12 Months Ended
Dec. 31, 2024
Significant accounting estimates and judgments
Significant accounting estimates and judgments

5. Significant accounting estimates and judgments

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

5. Significant accounting estimates and judgments (Continued)

5.1 Principal versus agent considerations

Determining whether the Group is acting as a principal or as an agent in the provision of ride hailing services requires judgement and consideration of all relevant facts and circumstances. In evaluation of the Group’s role as a principal or an agent, the Group considers whether the Group controls the service before it is transferred to riders. To demonstrate the existence of control, the Group primarily considers whether it can direct registered drivers to deliver ride services on its behalf. Other indicators of the Group being the principal may include whether the Group a) is the primary obligor; b) has the discretion in setting the prices for the services. Otherwise, the Group is an agent for ride hailing services.

5.2 Incentives

As disclosed in Note 3.1.15, all incentives provided to customers from an accounting perspective are recorded as a reduction of revenue if there is no exchange of a distinct good or service to the Group or the fair value of the good and service received cannot be reasonably estimated, to the extent of the revenue earned from that customer generally on a transaction by transaction basis. For certain other incentives, management judgement is required to determine whether the incentives are in substance payments on behalf of customers and should therefore be recorded as a reduction of revenue or selling and marketing expenses. Some of the factors considered in management’s evaluation if such incentives are in substance payments on behalf of customers include whether the incentives are provided at the Group’s discretion and the objectives, business strategy and design of the incentive programmes.

5.3 Recoverability of goodwill

The Group tests whether goodwill has suffered any impairment, in accordance with the accounting policy stated in Note 3.1.10. Judgment is required when determining appropriate impairment approaches, i.e., fair value less costs of disposal or value in use, and selecting key assumptions applied in the adopted valuation models for the recoverable amount, including discounted cash flows. Changing the assumptions selected by management in assessing impairment could materially affect the result of the impairment test and in turn affect the Group’s financial condition and results of operations. If there is a significant adverse change in the key assumptions applied, it may be necessary to take additional impairment charge to the consolidated income statements. Key assumptions and impact of possible changes in key assumptions are disclosed in Note 17.

5.4 Fair values of certain investments and other financial instruments

The fair values of financial instruments that are not traded in active markets are determined using valuation techniques. The Group uses its judgements to select a variety of methods and makes assumptions that are mainly based on market conditions existing at the end of each reporting period. Changes in these assumptions and estimates could materially affect the respective fair values of these financial assets and financial liabilities disclosed in Note 4.3.4.

5.5 Loss allowance for financial assets arising from credit risk

The loss allowance for financial assets and contract assets arising from credit risk is based on assumptions about risk of defaults and expected loss rates. The Group uses judgements in making these assumptions and selecting the inputs to the loss allowance calculation, based on the Group’s past history, existing market conditions as well as forward-looking estimates at the end of each reporting period. Details of the key assumptions and inputs used are disclosed in Note 4.1.2.

5. Significant accounting estimates and judgments (Continued)

5.6 Recognition of share-based compensation expenses

The Group has to estimate the forfeiture rate in order to determine the amount of share-based compensation expenses charged to the consolidated income statement. Forfeitures rates are estimated based on historical experience and are periodically reviewed.Where the final forfeiture rate is different from the initial estimate, such differences will impact the share-based compensation expenses in subsequent periods.

5.7 Realization of deferred tax assets

For temporary differences which give rise to deferred tax assets, the Group assesses the likelihood that the deferred tax assets could be recovered. Deferred tax assets are recognized based on the Group’s estimates and assumptions that they will be recovered from taxable income arising from continuing operations in the foreseeable future or the reversal of temporarily taxable difference.

5.8 Scope of consolidation

Consolidation is required only if control exists. The Group controls an investee when it has all the following: (i) power over the investee; (ii) exposure, or rights, to variable returns from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the amount of the Group’s returns. Power results from rights that can be straightforward through voting rights or complicated in contractual arrangements. Variable returns are returns that are not fixed and have the potential to vary as a result of the performance of an investee. These three factors cannot be considered in isolation by the Group in its assessment of control over an investee. Where the factors of control are not apparent, significant judgement is applied in the assessment, which is based on an overall analysis of all of the relevant facts and circumstances.

The Group is required to reassess whether it controls the investee if facts and circumstances indicate a change to one or more of the three factors of control.